Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of operating leases

The future minimum payments that the Group must pay under operating leases are as follows:

	June 30, 2019	June 30, 2018	June 30, 2017
No later than one year	6,061	3,381	4,513
Later than one year and not later than five years	9,453	6,965	12,366
Later than five years	631	1,019	2,908
	16,145	11,365	19,787

	June 30, 2019	June 30, 2018	June 30, 2017
No later than one year	9,247	7,488	6,903
Later than one year and not later than five years	20,802	34,803	19,370
Later than five years	14,945	12,897	7,206
	44,994	55,188	33,479